Income Taxes	12 Months Ended
Sep. 30, 2015
Income Tax Disclosure [Abstract]
Income Taxes

9.	Taxes.

The provision for income taxes for continuing operations for fiscal years ended September 30 consists of the following (in thousands):

	2015	2014	2013
Current:
Federal	$1,803	2,820	1,842
State	524	1,083	392
	2,327	3,903	2,234
Deferred	1,568	(342)	3,274

Total	$3,895	3,561	5,508

A reconciliation between the amount of tax shown above and the amount computed at the statutory Federal income tax rate follows (in thousands):

	2015	2014	2013
Amount computed at statutory
Federal rate	$3,396	3,020	4,863
State income taxes (net of Federal
income tax benefit)	504	520	622
Other, net	(5)	21	23
Provision for income taxes	$3,895	3,561	5,508

In this reconciliation, the category “Other, net” consists of changes in unrecognized tax benefits, permanent tax differences related to non-deductible expenses, special tax rates and tax credits, interest and penalties, and adjustments to prior year estimates.

The types of temporary differences and their related tax effects that give rise to deferred tax assets and deferred tax liabilities at September 30, are presented below (in thousands):

	2015	2014
Deferred tax liabilities:
Property and equipment	$13,100	12,120
Depletion	496	477
Unrealized rents	1,881	1,850
Prepaid expenses	278	314
Gross deferred tax liabilities	15,755	14,761
Deferred tax assets:

Employee benefits and other	1,214	1,792
Gross deferred tax assets	1,214	1,792
Net deferred tax liability	$14,541	12,969

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	2015	2014
Balance at October 1	$—	—
Reductions due to lapse of statute of limitations	—	—
Balance at September 30	$—	—

The Company files income tax returns in the U.S. and various states which are subject to audit for up to five years after filing.